SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Net interest paid (received)	$2,037	$1,223	$1,135
Net income taxes paid (received)	285	448	428
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the partnership’s lease contracts for the year ended December 31, 2022 were $465 million (2021: $362 million).
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2022	2021	2020
Accounts receivable	$(1,058)	$(684)	$546
Inventory	(629)	(494)	453
Prepayments and other	(192)	9	53
Accounts payable and other	(212)	27	284
Changes in non-cash working capital, net	$(2,091)	$(1,142)	$1,336
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balance at beginning of year	$29,076	$23,776
Cash flows	13,901	6,736
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	4,570	(1,341)
Foreign currency translation	(817)	(397)
Fair value	(4)	(31)
Other changes	(33)	333
Balance at end of year	$46,693	$29,076